PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4: -	PROPERTY AND EQUIPMENT, NET
	December 31,
	2018	2017
Cost:
Computers, software and related equipment	$1,371	$1,346
Laboratory equipment and office furniture	5,808	5,752
Leasehold improvements	2,536	2,531

	9,715	9,629
Accumulated depreciation:
Computers, software and related equipment	1,166	958
Laboratory equipment and office furniture	4,247	3,369
Leasehold improvements	930	655

	6,343	4,982

Depreciated cost	$3,372	$4,647

During 2018 and 2017 total cost of $ 87 and $ 12, respectively and total accumulated depreciation of $ 33 and $ 12, respectively related to certain nonfunctional Lab and computer equipment were disposed from the consolidated balance sheets.

For the years ended December 31, 2018, 2017 and 2016, depreciation expenses were approximately $ 1,394, $ 1,593 and $ 1,484, respectively.